Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year-End Spot Rate [Member]
Schedule of Currency Exchange Rates Used in Consolidated Financial Statements [Line Items]
Currency exchange rates	6.9931	7.2993	7.0827
Average Rate [Member]
Schedule of Currency Exchange Rates Used in Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1875	7.1957	7.0467